Components of Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of net periodic benefit cost
Pension and other postretirement benefits curtailment gain (loss)				$ (1.7)		$ 2.0
Pension Benefits
Components of net periodic benefit cost
Service cost	1	1		3	3	3
Interest cost	9	10		41	42	43
Expected return on assets	(11)	(11)		(45)	(47)	(46)
Recognized actuarial loss (gain)	3	2		11	6	6
Special termination benefits				1	1	7
Pension and other postretirement benefits curtailment gain (loss)			2.0			2.0
Net periodic benefit cost (credit)	2	2		10	5	15
Other Benefits
Components of net periodic benefit cost
Service cost				1	1	1
Interest cost	1	2		6	8	10
Recognized actuarial loss (gain)	(2)	(2)		(7)	(4)	(4)
Special termination benefits					1	3
Pension and other postretirement benefits curtailment gain (loss)				(2.0)
Net periodic benefit cost (credit)	$ (1)			$ (2)	$ 6	$ 10